Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Restructuring Accruals (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Restructuring Reserve [Roll Forward]
Beginning balance		$ 1,583	[1]	$ 1,157
Provision	[2]	178		1,156		$ 811
Utilization and other	[3]	(656)		(730)
Ending balance		1,105	[4]	1,583	[1]	1,157
Employee Termination Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance		1,547	[1]	1,109
Provision		(34)		940
Utilization and other	[3]	(474)		(502)
Ending balance		1,039	[4]	1,547	[1]	1,109
Asset Impairment Charges [Member]
Restructuring Reserve [Roll Forward]
Beginning balance		0	[1]	0
Provision		190		142
Utilization and other	[3]	(190)		(142)
Ending balance		0	[4]	0	[1]	0
Exit Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance		36	[1]	48
Provision		21		74
Utilization and other	[3]	9		(86)
Ending balance		$ 66	[4]	$ 36	[1]	$ 48

[1]	Included in Other current liabilities ($863 million) and Other noncurrent liabilities ($720 million).
[2]	In 2017, restructuring charges are primarily associated with our acquisitions of Hospira and Medivation, as well as cost-reduction and productivity initiatives not associated with acquisitions. In 2016, restructuring charges are largely associated with cost-reduction and productivity initiatives not associated with acquisitions, as well as our acquisitions of Hospira and Medivation. In 2015, restructuring charges are largely associated with.cost-reduction and productivity initiatives not associated with acquisitions. In 2017, Employee terminations primarily include revisions of our estimates of severance benefits. Employee termination costs are generally recorded when the actions are probable and estimable and include accrued severance benefits, pension and postretirement benefits, many of which may be paid out during periods after termination.The restructuring activities in 2017 are associated with the following:•IH ($64 million income); EH ($4 million income); WRD/GPD ($80 million); manufacturing operations ($115 million); and Corporate ($51 million).The restructuring activities in 2016 are associated with the following:•IH ($272 million); EH ($158 million); WRD/GPD ($169 million); manufacturing operations ($368 million); and Corporate ($189 million), The restructuring activities in 2015, which include a $39 million charge related to a 36% reduction in our labor force in Venezuela, are associated with the following:•IH ($85 million); EH ($402 million); WRD/GPD ($80 million); manufacturing operations ($80 million); and Corporate ($164 million). In September 2015, in order to eliminate certain redundancies in Pfizer’s biosimilar drug products pipeline created as a result of the acquisition of Hospira, Pfizer opted to return rights to Celltrion that Hospira had previously acquired to potential biosimilars to Rituxan® (rituximab) and Herceptin® (trastuzumab). As such, upon return of the acquired rights, in 2015, we incurred charges of $215 million, which are comprised of (i) a write-off of the applicable IPR&D assets, totaling $170 million, which is included in Asset impairments; (ii) a write-off of amounts prepaid to Celltrion in the amount of $25 million, which is included in Asset impairments; and (iii) a payment to Celltrion of $20 million, which is included in Exit costs.
[3]	Includes adjustments for foreign currency translation.
[4]	Included in Other current liabilities ($643 million) and Other noncurrent liabilities ($462 million).